NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
NOTES PAYABLE [Abstract]
Schedule of Notes Payable

	2014	2013
Notes payable - related parties:

Secured promissory note to related parties issued on September 24, 2012, bearing interest of 10% per year	$-	$30,926

Secured promissory notes to related parties issued on September 27, 2012 for acquisition of AES, bearing interest of 5% per year and due in quarterly installments	433,333	866,667

Secured promissory notes to related party issued on November 12, 2012 for acquisition of AquaTex, bearing interest of 5% per year and due in quarterly installments	152,625	234,291

	585,958	1,131,884

Less current maturities	(515,000)	(545,926)

Long term debt - related parties, net of current maturities	$70,958	$585,958

	2014	2013
Notes payable:

Unsecured convertible notes payable issued from October through November 2013, bearing interest of 10% per year	$-	$1,000,000

Secured promissory notes issued on November 12, 2012 for acquisition of AquaTex, bearing interest of 5% per year and due in quarterly installments	158,855	243,855

Promissory note issued on February 27, 2014, bearing interest of 8.5% per year	20,174	-

Promissory note issued on April 18, 2014, bearing interest of 8.49% per year	21,607	-

Promissory note issued on April 18, 2014, bearing interest of 8.49% per year	20,895	-

Secured Term Loan issued on August 12, 2014	11,700,000	-

	11,921,532	1,243,855

Less current maturities	(11,847,676)	(85,000)

Long term debt, net of current maturities	$73,856	$1,158,855

Schedule of Financial Covenants
	Required	Actual at 12/31/2014
Fixed Charge Coverage Ratio (greater than)	1.20	1.07
Tangible Net Worth (less than)	$1,000,000	($1,642,339)
Capital Expenditures (less than)	$100,000	$65,000
First Lien Leverage Ratio (less than)	3	3.32
Ratio of EBITDA to Interest Expense (greater than)	2.75	3.31
Debt Service Reserve Account	675,000	675,000

Summary of the activity in notes payable
Notes payable - related parties

Balance at January 1, 2015	$585,958
Less: payments on notes payable	-
585,958
Less - current maturities, net - related parties	(515,000)
Long-term notes payable, net March 31, 2015	$70,958

Notes payable - third parties

Balance at January 1, 2015	$18,053,449
Net proceeds from secured borrowings	418,134
Less: payments on notes payable	(359,756)
18,111,827
Less - current maturities, net - third parties	(7,848,971)
Long-term notes payable, net March 31, 2015	$10,262,856

Notes payable - related parties

Balance at January 1, 2014	$1,131,884
Less: payments on notes payable	(417,177)
Less: conversions of notes payable to common shares	(128,749)
585,958
Less - current maturities, net - related parties	(515,000)
Long-term notes payable, net December 31, 2014	$70,958

Notes payable - third parties

Balance at January 1, 2014	$1,243,855
Note issued in consideration for intangible assets	370,000
Notes issued in connection with purchase of property and equipment	229,032
Unsecured promissory notes	130,000
Note issued for financing of insurance premium	88,900
Note issued in conjunction with acquisition	12,000,000
Secured borrowings	6,133,959
Less: payments on notes payable	(1,142,297)
Less: conversions of notes payable to common shares	(1,000,000)
Less: debt discount for warrants issued with acquisition note	(1,293,679)
Less: debt discount for commitment fee	(341,250)
Add: amortization of note discount	1,634,929
18,053,449
Less - current maturities, net - third parties	(17,979,593)
Long-term notes payable, net December 31, 2014	$73,856